Goodwill and other intangibles - Schedule of Goodwill (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 1,879	$ 1,949
Canadian lumber
Disclosure of detailed information about intangible assets [line items]
Goodwill	171	171
U.S. lumber
Disclosure of detailed information about intangible assets [line items]
Goodwill	409	409
North America EWP
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,280	1,280
Europe EWP
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 19	$ 89